Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2024
Off-Balance-Sheet Exposures
Schedule of contingent commitments

	EUR million
	30-06-2024	31-12-2023
Loan commitments granted	290,151	279,589
Of which impaired	488	406
Financial guarantees granted	15,598	15,435
Of which impaired	497	578
Bank sureties	15,561	15,400
Credit derivatives sold	37	35
Other commitments granted	127,420	113,273
Of which impaired	486	542
Other granted guarantees	57,519	57,363
Other	69,901	55,910